Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (10,227,587)	$ 4,039,477
Items not involving cash:
Depreciation, depletion and amortization	746,922	799,880
Accretion of asset retirement obligations	11,741	8,482
Loss on disposition of fixed asset	12,564
Impairment of oil and gas properties	8,379,719
Gain on sale of oil and gas properties		(9,876,510)
Unrealized derivative loss (gain)	58,650	(292,510)
Deferred taxes		4,784,000
Equity investment income	(41,359)
Net change in:
Accounts receivable	(383,949)	339,899
Prepaid expenses, deposits and other current assets	(47,462)	(386,388)
Accounts payable and accrued liabilities	119,326	33,812
Due to related parties	(1,315,900)	(2,866,450)
Net cash (used in) provided by operating activities	(2,687,335)	(3,416,308)
Cash flows from investing activities:
Acquisition and development of properties and equipment	(26,994,588)	(2,795,205)
Proceeds from disposition of assets		30,052,550
Investment in affiliate	(48,375)
Other long-term assets	109,425	8,224
Net cash provided by (used in) investing activities	(26,933,538)	27,265,569
Cash flows from financing activities:
Issue common stock	20,000,000
Issue Series A convertible preferred stock	10,000,000
Offering costs	(303,464)
Issue of non-controlling interests in subsidiary		4,236
Treasury share purchase	(152,823)
Proceeds from notes payable	6,675,000
Payments on notes payable		(23,547,227)
Net cash used in financing activities	36,218,713	(23,542,991)
Net increase (decrease) in cash and cash equivalents	6,597,840	306,270
Cash and cash equivalents, beginning of period	845,054	208,295
Cash and cash equivalents, end of period	$ 7,442,894	$ 514,565